Preferred Stock - Additional information (Details)	1 Months Ended			9 Months Ended		12 Months Ended
	May 31, 2020 USD ($) $ / shares	Apr. 30, 2020 USD ($) $ / shares	Jun. 30, 2018	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Class of Stock [Line Items]
Proceeds from the issuance of redeemable convertible preferred stock				$ 76,617,000	$ 24,908,000	$ 24,908,000	$ 18,218,000
Dividend declared				$ 0		$ 0
Convertible stock split ratio			10	10		10
Remeasurement of redeemable convertible Preferred stock , fair value adjustments				$ 866,000,000	62,500,000	$ 62,500,000	18,800,000
Fair value of redeemable preferred stock				$ 1,100,000,000	$ 156,300,000	$ 156,300,000	$ 54,100,000
Series A preferred stock
Class of Stock [Line Items]
Redeemable convertible preferred stock price per share | $ / shares				$ 30.50
Repurchase of convertible preferred stock | shares				39,718
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from the issuance of redeemable convertible preferred stock	$ 65,000,000	$ 65,000,000		$ 11,700,000
Redeemable convertible preferred stock price per share | $ / shares	$ 32.208	$ 32.208		$ 32.208
Fair value of redeemable contract liability				$ 21,700,000